Aug. 29, 2018
Monetta Core Growth Fund
Monetta Core Growth Fund
MONETTA CORE GROWTH FUND (MYIFX)

(formerly known as Monetta Young Investor Fund)

a series of Monetta Trust

August 29, 2018

Supplement to the

Summary Prospectus, Prospectus, and
 Statement of Additional Information ("SAI"),

each dated April 30, 2018

Effective August 29, 2018, the name of the "Monetta Young Investor Fund" will change to the "Monetta Core Growth Fund".

There are no changes being made to the investment objective, policies, or strategies of the Fund, and the current portfolio managers will continue to manage the Fund subject to the Fund's current investment objective, policies, and strategies.

All references in the Summary Prospectus, Prospectus, and SAI to "Monetta Young Investor Fund" are hereby replaced with "Monetta Core Growth Fund".

Please retain this Supplement for future reference.